Financial Assets and Liabilities - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	$ 2,080	$ 1,871
Equity Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	$ 2,080	$ 1,871